UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Core Bond Portfolio

December 31, 2019

Portfolio of Investments

Corporate Bonds & Notes — 32.6%
Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 0.3%

Azul Investments LLP, 5.875%, 10/26/24(1)	$625	$649,953

WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	985	1,000,852

		$1,650,805

Automotive — 1.9%

Ford Motor Credit Co., LLC, 2.853%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	$705	$701,885

Ford Motor Credit Co., LLC, 2.881%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	1,566	1,552,993

Ford Motor Credit Co., LLC, 2.979%, 8/3/22	2,203	2,206,047

Ford Motor Credit Co., LLC, 4.140%, 2/15/23	300	308,662

General Motors Co., 4.20%, 10/1/27	2,383	2,491,538

General Motors Co., 5.40%, 4/1/48	1,563	1,617,078

General Motors Financial Co., Inc., 2.862%, (3 mo. USD LIBOR + 0.85%), 4/9/21(2)	805	806,778

General Motors Financial Co., Inc., 3.033%, (3 mo. USD LIBOR + 0.99%), 1/5/23(2)	1,110	1,104,044

General Motors Financial Co., Inc., 3.50%, 11/7/24	453	466,778

		$11,255,803

Banks — 11.3%

Alliance Data Systems Corp., 4.75%, 12/15/24(1)	$1,337	$1,337,000

Banco Safra SA, 4.125%, 2/8/23(1)	1,210	1,243,789

Bank of America Corp., 2.314%, (3 mo. USD LIBOR + 0.38%), 1/23/22(2)	2,207	2,209,940

Bank of America Corp., 2.881% to 4/24/22, 4/24/23(3)	1,425	1,450,281

Bank of America Corp., 3.124% to 1/20/22, 1/20/23(3)	2,420	2,468,689

Bank of America Corp., 3.30%, 1/11/23	1,237	1,279,339

Bank of America Corp., 3.499% to 5/17/21, 5/17/22(3)	1,005	1,025,160

Bank of America Corp., 3.55% to 3/5/23, 3/5/24(3)	2,400	2,491,982

Bank of America Corp., 3.593% to 7/21/27, 7/21/28(3)	5,030	5,330,194

Bank of America Corp., 3.974% to 2/7/29, 2/7/30(3)	807	887,203

Barclays PLC, 4.836%, 5/9/28	1,610	1,735,661

Capital One Bank (USA), N.A., 3.375%, 2/15/23	892	921,613

Capital One Financial Corp., 2.656%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	2,300	2,303,684

Capital One Financial Corp., 3.30%, 10/30/24	3,227	3,359,975

Capital One Financial Corp., 3.75%, 4/24/24	700	737,091

Citigroup, Inc., 2.976% to 11/5/29, 11/5/30(3)	1,748	1,774,766

Citigroup, Inc., 3.142% to 1/24/22, 1/24/23(3)	1,302	1,329,040

Citigroup, Inc., 3.668% to 7/24/27, 7/24/28(3)	1,685	1,795,632

Citigroup, Inc., 3.70%, 1/12/26	1,000	1,066,263

Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(3)	909	979,190

Security	Principal Amount (000’s omitted)	Value

Banks (continued)

Citigroup, Inc., 4.075% to 4/23/28, 4/23/29(3)	$1,855	$2,032,534

Citizens Financial Group, Inc., 4.30%, 12/3/25	1,399	1,503,146

Commonwealth Bank of Australia, 2.50%, 9/18/22(1)	1,050	1,063,789

Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(3)	982	987,610

Deutsche Bank AG, 3.192%, (3 mo. USD LIBOR + 1.29%), 2/4/21(2)	2,450	2,454,475

Discover Bank, 4.682% to 8/9/23, 8/9/28(3)	1,200	1,255,080

Discover Financial Services, 3.95%, 11/6/24	490	520,169

Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(3)	1,909	1,943,619

Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	1,026,553

Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,607,091

Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	951	1,020,810

JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	2,028,704

JPMorgan Chase & Co., 2.739% to 10/15/29, 10/15/30(3)	2,156	2,155,667

JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(3)	1,000	1,077,986

JPMorgan Chase & Co., 3.797% to 7/23/23, 7/23/24(3)	1,500	1,580,967

JPMorgan Chase & Co., 5.625%, 8/16/43	628	840,636

Morgan Stanley, 3.772% to 1/24/28, 1/24/29(3)	1,020	1,097,460

Morgan Stanley, 4.00%, 7/23/25	1,920	2,077,599

Morgan Stanley, 4.875%, 11/1/22	1,132	1,213,111

PPTT, 2006-A GS, Class A, 5.932%(1)(4)(5)	259	262,650

Regions Financial Corp., 2.75%, 8/14/22	640	651,458

Santander Holdings USA, Inc., 4.50%, 7/17/25	712	768,444

Synovus Financial Corp., 3.125%, 11/1/22	622	629,822

Western Union Co. (The), 2.85%, 1/10/25	1,314	1,318,692

		$66,844,564

Building Materials — 0.8%

Owens Corning, 3.95%, 8/15/29	$4,100	$4,270,261

Vulcan Materials Co., 4.50%, 6/15/47	479	525,751

		$4,796,012

Chemicals — 1.5%

Alpek SAB de CV, 4.25%, 9/18/29(1)	$920	$940,010

Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	2,288	2,279,992

Braskem Netherlands Finance BV, 5.875%, 1/31/50(1)	2,288	2,275,988

Celanese US Holdings, LLC, 3.50%, 5/8/24	1,750	1,809,386

Huntsman International, LLC, 4.50%, 5/1/29	1,627	1,728,054

		$9,033,430

Commercial Services — 0.2%

Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$1,112	$1,138,410

		$1,138,410

17	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Computers — 0.6%

Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	$1,350	$1,389,323

DXC Technology Co., 4.25%, 4/15/24	229	243,222

DXC Technology Co., 4.75%, 4/15/27	983	1,058,468

Hewlett Packard Enterprise Co., 2.763%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	1,079	1,079,148

		$3,770,161

Diversified Financial Services — 2.8%

Air Lease Corp., 3.375%, 6/1/21	$700	$711,913

Ally Financial, Inc., 4.125%, 3/30/20	1,160	1,165,730

Banco BTG Pactual SA/Cayman Islands, 4.50%, 1/10/25(1)	3,000	3,045,000

Brookfield Finance, Inc., 3.90%, 1/25/28	1,943	2,090,416

Credit Acceptance Corp., 5.125%, 12/31/24(1)	660	687,034

Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	2,336	2,475,991

KKR Group Finance Co. VI, LLC, 3.75%, 7/1/29(1)	1,589	1,693,402

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	460,636

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	707	726,387

Synchrony Financial, 3.132%, (3 mo. USD LIBOR + 1.23%), 2/3/20(2)	3,465	3,467,767

		$16,524,276

Electric Utilities — 0.3%

Entergy Corp., 4.00%, 7/15/22	$1,046	$1,091,759

ITC Holdings Corp., 4.05%, 7/1/23	680	713,879

		$1,805,638

Electrical and Electronic Equipment — 0.8%

Jabil, Inc., 3.95%, 1/12/28	$2,136	$2,194,016

Jabil, Inc., 4.70%, 9/15/22	959	1,016,460

NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	1,100	1,176,147

		$4,386,623

Energy — 0.2%

Empresa Electrica Cochrane SpA, 5.50%, 5/14/27(1)	$905	$946,856

		$946,856

Foods — 0.5%

Smithfield Foods, Inc., 2.65%, 10/3/21(1)	$1,304	$1,296,438

Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,486,518

		$2,782,956

Security	Principal Amount (000’s omitted)	Value

Health Care — 0.1%

Centene Corp., 4.25%, 12/15/27(1)	$798	$822,419

		$822,419

Healthcare Products — 0.2%

Becton Dickinson and Co., 2.836%, (3 mo. USD LIBOR + 0.88%), 12/29/20(2)	$1,315	$1,315,669

		$1,315,669

Insurance — 0.2%

Marsh & McLennan Cos., Inc., 3.161%, (3 mo. USD LIBOR + 1.20%), 12/29/21(2)	$753	$753,714

Principal Financial Group, Inc., 4.30%, 11/15/46	534	603,405

		$1,357,119

Internet Software & Services — 0.1%

Twitter, Inc., 3.875%, 12/15/27(1)	$818	$819,620

		$819,620

Machinery — 0.7%

nVent Finance S.a.r.l., 4.55%, 4/15/28	$2,700	$2,801,786

Westinghouse Air Brake Technologies Corp., 3.194%, (3 mo. USD LIBOR + 1.30%), 9/15/21(2)	431	431,068

Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28	566	622,784

		$3,855,638

Media — 0.8%

Comcast Corp., 2.349%, (3 mo. USD LIBOR + 0.44%), 10/1/21(2)	$960	$964,973

Comcast Corp., 4.70%, 10/15/48	613	755,592

Discovery Communications, LLC, 5.20%, 9/20/47	2,560	2,980,346

		$4,700,911

Oil and Gas — 1.6%

National Oilwell Varco, Inc., 3.60%, 12/1/29	$3,850	$3,862,895

Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	2,381	2,385,452

Noble Energy, Inc., 3.90%, 11/15/24	937	990,278

Oceaneering International, Inc., 4.65%, 11/15/24	576	565,920

Patterson-UTI Energy, Inc., 3.95%, 2/1/28	1,830	1,779,070

		$9,583,615

18	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Pharmaceuticals — 1.3%

CVS Health Corp., 3.00%, 8/15/26	$2,836	$2,894,318

CVS Health Corp., 4.10%, 3/25/25	998	1,071,159

CVS Health Corp., 4.30%, 3/25/28	3,219	3,515,552

		$7,481,029

Pipelines — 0.8%

Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$465,939

Plains All America Pipeline, L.P./PAA Finance Corp., 3.55%, 12/15/29	1,851	1,825,645

Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27	750	825,363

Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	880	990,817

Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	582	596,023

		$4,703,787

Real Estate Investment Trusts (REITs) — 1.6%

DDR Corp., 3.625%, 2/1/25	$874	$901,313

Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,347,555

Newmark Group, Inc., 6.125%, 11/15/23	2,890	3,186,813

SBA Tower Trust, 2.836%, 1/15/25(1)	3,865	3,907,669

		$9,343,350

Retail – Specialty and Apparel — 1.4%

Best Buy Co., Inc., 4.45%, 10/1/28	$1,020	$1,118,971

Nordstrom, Inc., 4.375%, 4/1/30	1,398	1,426,579

Nordstrom, Inc., 5.00%, 1/15/44	1,835	1,797,371

Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	295	303,235

Tapestry, Inc., 4.125%, 7/15/27	3,491	3,567,487

		$8,213,643

Technology — 0.1%

Western Digital Corp., 4.75%, 2/15/26	$700	$731,063

		$731,063

Telecommunications — 1.2%

AT&T, Inc., 4.30%, 2/15/30	$3,197	$3,554,802

AT&T, Inc., 4.50%, 3/9/48	2,250	2,486,460

AT&T, Inc., 5.35%, 12/15/43	1,000	1,186,808

		$7,228,070

Transportation — 0.4%

SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22(1)	$914	$930,169

SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	1,200	1,246,318

		$2,176,487

Security	Principal Amount (000’s omitted)	Value

Utilities — 0.9%

American Water Capital Corp., 2.95%, 9/1/27	$1,426	$1,457,176

Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,607,014

Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,067,362

Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,312,002

		$5,443,554

Total Corporate Bonds & Notes (identified cost $186,453,798)		$192,711,508

Agency Mortgage-Backed Securities — 9.0%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Pool #A93547, 4.50%, 8/1/40	$676	$735,050

Pool #C03490, 4.50%, 8/1/40	494	537,646

Pool #C09031, 2.50%, 2/1/43	1,575	1,571,325

Pool #G07589, 5.50%, 6/1/41	2,270	2,558,023

Pool #G08596, 4.50%, 7/1/44	665	716,818

Pool #G08670, 3.00%, 10/1/45	1,235	1,266,448

Pool #G08701, 3.00%, 4/1/46	1,876	1,922,826

Pool #G08717, 4.00%, 8/1/46	1,557	1,645,739

Pool #G08738, 3.50%, 12/1/46	1,557	1,619,795

Pool #G08758, 4.00%, 4/1/47	1,405	1,474,831

Pool #G60608, 4.00%, 5/1/46	2,671	2,835,381

Pool #G60761, 3.00%, 10/1/43	1,796	1,849,282

Pool #Q17453, 3.50%, 4/1/43	1,499	1,578,187

Pool #Q34310, 3.50%, 6/1/45	1,648	1,724,658

Pool #Q40264, 3.50%, 5/1/46	1,358	1,415,277

Pool #Q45051, 3.00%, 12/1/46	3,018	3,106,254

Pool #Q46889, 3.50%, 3/1/47	2,246	2,360,649

Pool #Q47999, 4.00%, 5/1/47	2,916	3,106,895

		$32,025,084

Federal National Mortgage Association:

Pool #AB3678, 3.50%, 10/1/41	$3,083	$3,273,435

Pool #AL7524, 5.00%, 7/1/41	719	788,799

Pool #AS3892, 4.00%, 11/1/44	950	1,011,004

Pool #AS5332, 4.00%, 7/1/45	998	1,061,877

Pool #AS6014, 4.00%, 10/1/45	695	740,107

Pool #AS9721, 4.00%, 6/1/47	2,316	2,434,676

Pool #BA0891, 3.50%, 1/1/46	2,062	2,151,869

Pool #BA3938, 3.50%, 1/1/46	1,570	1,638,454

Pool #BD1183, 3.50%, 12/1/46	1,090	1,135,161

Pool #BE2316, 3.50%, 1/1/47	2,664	2,767,317

19	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Pool #MA1789, 4.50%, 2/1/44	$677	$730,595

Pool #MA2653, 4.00%, 6/1/46	1,620	1,710,893

		$19,444,187

Government National Mortgage Association:

Pool #AQ1784, 3.50%, 12/20/45	$1,522	$1,615,537

		$1,615,537

Total Agency Mortgage-Backed Securities (identified cost $52,648,225)		$53,084,808

Collateralized Mortgage Obligations — 7.0%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Series 4030, Class PA, 3.50%, 6/15/40	$1,101	$1,116,791

Series 4423, Class A, 3.50%, 10/15/39	590	592,064

		$1,708,855

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2017-DNA3, Class M3, 4.292%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	$1,889	$1,934,911

Series 2018-DNA1, Class M1, 2.242%, (1 mo. USD LIBOR + 0.45%), 7/25/30(2)	480	480,635

Series 2018-DNA1, Class M2AT, 2.842%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	1,755	1,753,147

Series 2019-DNA3, Class M1, 2.522%, (1 mo. USD LIBOR + 0.73%), 7/25/49(1)(2)	419	419,613

Series 2019-DNA3, Class M2, 3.842%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	2,688	2,702,942

Series 2019-DNA4, Class M1, 2.492%, (1 mo. USD LIBOR + 0.70%), 10/25/49(1)(2)	1,005	1,006,153

Series 2019-HQA2, Class M2, 3.842%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(2)	1,210	1,215,784

Series 2019-HQA3, Class M1, 2.542%, (1 mo. USD LIBOR + 0.75%), 9/25/49(1)(2)	355	355,545

Series 2019-HQA3, Class M2, 3.642%, (1 mo. USD LIBOR + 1.85%), 9/25/49(1)(2)	304	304,258

		$10,172,988

Federal National Mortgage Association:

Series 2005-58, Class MA, 5.50%, 7/25/35	$190	$206,763

Series 2011-135, Class PK, 4.50%, 5/25/40	733	752,731

Series 2013-6, Class HD, 1.50%, 12/25/42	196	188,160

Series 2014-70, Class KP, 3.50%, 3/25/44	1,030	1,077,405

Series 2018-M4, Class A2, 3.045%, 3/25/28(6)	1,721	1,803,145

Series 2019-M1, Class A2, 3.555%, 9/25/28(6)	4,835	5,236,838

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Series 2019-M9, Class A2, 2.937%, 4/25/29(6)	$1,290	$1,336,337

Series 2019-M22, Class A2, 2.522%, 8/25/29(6)	5,900	5,923,966

		$16,525,345

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2013-C01, Class M2, 7.042%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	$1,957	$2,159,334

Series 2014-C02, Class 1M2, 4.392%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	1,887	1,973,599

Series 2014-C02, Class 2M2, 4.392%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	798	828,849

Series 2014-C03, Class 1M2, 4.792%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	1,011	1,065,395

Series 2014-C03, Class 2M2, 4.692%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	1,589	1,659,630

Series 2017-C06, Class 1M2, 4.442%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	1,275	1,307,622

Series 2018-C03, Class 1M1, 2.472%, (1 mo. USD LIBOR + 0.68%), 10/25/30(2)	222	222,636

Series 2019-R05, Class 1M1, 2.542%, (1 mo. USD LIBOR + 0.75%), 7/25/39(1)(2)	500	500,327

Series 2019-R05, Class 1M2, 3.792%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	875	880,248

Series 2019-R06, Class 2M1, 2.542%, (1 mo. USD LIBOR + 0.75%), 9/25/39(1)(2)	2,139	2,142,293

		$12,739,933

Total Collateralized Mortgage Obligations (identified cost $41,054,642)		$41,147,121

Commercial Mortgage-Backed Securities — 9.3%
Security	Principal Amount (000’s omitted)	Value

BAMLL Commercial Mortgage Securities Trust

Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(6)	$3,325	$3,305,296

Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(6)	1,635	1,391,494

BX Commercial Mortgage Trust

Series 2019-XL, Class A, 2.66%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	3,320	3,326,698

Series 2019-XL, Class B, 2.82%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	1,320	1,323,261

CFCRE Commercial Mortgage Trust

Series 2016-C7, Class C, 4.432%, 12/10/54(6)	1,250	1,310,524

Series 2016-C7, Class D, 4.432%, 12/10/54(1)(6)	2,000	1,975,739

Citigroup Commercial Mortgage Trust

Series 2017-MDRB, Class C, 4.24%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	3,000	3,001,589

20	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

COMM Mortgage Trust

Series 2014-CR19, Class A3, 3.53%, 8/10/47	$2,536	$2,534,537

Series 2014-CR21, Class C, 4.428%, 12/10/47(6)	500	524,819

Credit Suisse Mortgage Trust

Series 2016-NXSR, Class C, 4.36%, 12/15/49(6)	1,775	1,839,506

JPMBB Commercial Mortgage Securities Trust

Series 2014-C22, Class C, 4.557%, 9/15/47(6)	2,530	2,584,340

Series 2014-C22, Class D, 4.557%, 9/15/47(1)(6)	990	903,630

Series 2014-C25, Class D, 3.951%, 11/15/47(1)(6)	1,960	1,765,148

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2011-C5, Class D, 5.418%, 8/15/46(1)(6)	2,000	2,043,198

Series 2012-CBX, Class AS, 4.271%, 6/15/45	3,325	3,461,312

Series 2013-C13, Class D, 4.065%, 1/15/46(1)(6)	2,000	2,058,658

Morgan Stanley Capital I Trust

Series 2016-UB12, Class D, 3.312%, 12/15/49(1)	1,745	1,359,109

Series 2019-BPR, Class A, 3.14%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)	2,500	2,498,149

Motel 6 Trust

Series 2017-MTL6, Class C, 3.14%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	2,391	2,393,726

Series 2017-MTL6, Class D, 3.89%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	494	494,946

Natixis Commercial Mortgage Securities Trust

Series 2018-FL1, Class C, 3.965%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	5,000	4,980,127

RETL Trust

Series 2019-RVP, Class A, 2.89%, (1 mo. USD LIBOR + 1.15%), 3/15/36(1)(2)	1,831	1,834,490

Series 2019-RVP, Class B, 3.29%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(2)	2,550	2,555,980

Toorak Mortgage Corp., Ltd.

Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(7)	1,330	1,338,482

VMC Finance, LLC

Series 2018-FL2, Class A, 2.657%, (1 mo. USD LIBOR + 0.92%), 10/15/35(1)(2)	2,857	2,862,968

Wells Fargo Commercial Mortgage Trust

Series 2015-LC22, Class C, 4.534%, 9/15/58(6)	900	947,875

Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	436,094

Total Commercial Mortgage-Backed Securities (identified cost $53,987,502)		$55,051,695

Asset-Backed Securities — 17.9%
Security	Principal Amount (000’s omitted)	Value

Adams Outdoor Advertising L.P.

Series 2018-1, Class A, 4.81%, 11/15/48(1)	$738	$766,182

Security	Principal Amount (000’s omitted)	Value

Avant Loans Funding Trust

Series 2019-A, Class A, 3.48%, 7/15/22(1)	$421	$423,035

Series 2019-B, Class A, 2.72%, 10/15/26(1)	1,809	1,810,991

Avis Budget Rental Car Funding, LLC

Series 2014-2A, Class A, 2.50%, 2/20/21(1)	2,999	2,999,266

Canyon Capital CLO, Ltd.

Series 2016-1A, Class BR, 3.701%, (3 mo. USD LIBOR + 1.70%), 7/15/31(1)(2)	1,000	990,890

Series 2016-1A, Class DR, 4.801%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	1,000	965,293

Carlyle Global Market Strategies CLO, Ltd.

Series 2014-3RA, Class A2, 3.486%, (3 mo. USD LIBOR + 1.55%), 7/27/31(1)(2)	1,000	988,980

Series 2014-3RA, Class C, 4.886%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	930,716

CarMax Auto Owner Trust

Series 2016-1, Class C, 2.52%, 10/15/21	990	991,075

Series 2017-2, Class A3, 1.93%, 3/15/22	657	657,135

CIG Auto Receivables Trust

Series 2019-1A, Class A, 3.33%, 8/15/24(1)	1,374	1,382,261

CNH Equipment Trust

Series 2017-A, Class A3, 2.07%, 5/16/22	659	659,328

Coinstar Funding, LLC

Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,321	1,356,060

Conn’s Receivables Funding, LLC

Series 2018-A, Class A, 3.25%, 1/15/23(1)	85	85,566

Series 2019-A, Class A, 3.40%, 10/16/23(1)	415	418,510

Series 2019-B, Class A, 2.66%, 6/17/24(1)	3,592	3,598,163

Consumer Loan Underlying Bond Credit Trust

Series 2019-P2, Class A, 2.47%, 10/15/26(1)	1,613	1,614,333

Credit Acceptance Auto Loan Trust

Series 2017-2A, Class A, 2.55%, 2/17/26(1)	1,135	1,136,130

DB Master Finance, LLC

Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	333	341,373

Drive Auto Receivables Trust

Series 2017-BA, Class D, 3.72%, 10/17/22(1)	896	899,912

Series 2018-1, Class C, 3.22%, 3/15/23	951	952,989

Driven Brands Funding, LLC

Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	763	793,059

Dryden Senior Loan Fund

Series 2018-55A, Class D, 4.851%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,000	945,137

Enterprise Fleet Financing, LLC

Series 2017-1, Class A2, 2.13%, 7/20/22(1)	349	348,735

Exeter Automobile Receivables Trust

Series 2017-1A, Class B, 3.00%, 12/15/21(1)	796	796,888

Series 2019-3A, Class A, 2.59%, 9/15/22(1)	1,563	1,565,903

21	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

FOCUS Brands Funding, LLC

Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	$975	$1,025,683

Foundation Finance Trust

Series 2017-1A, Class A, 3.30%, 7/15/33(1)	1,301	1,307,242

FREED ABS Trust

Series 2019-2, Class A, 2.62%, 11/18/26(1)	4,357	4,357,416

Hardee’s Funding, LLC

Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	968	974,573

Hertz Fleet Lease Funding, L.P.

Series 2017-1, Class A2, 2.13%, 4/10/31(1)	426	427,326

Horizon Aircraft Finance I, Ltd.

Series 2018-1, Class A, 4.458%, 12/15/38(1)	3,249	3,337,288

Horizon Aircraft Finance III, Ltd.

Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,600	1,592,999

Jack in the Box Funding, LLC

Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	1,110	1,119,568

LL ABS Trust

Series 2019-1A, Class A, 2.87%, 3/15/27(1)	1,975	1,975,161

MelTel Land Funding, LLC

Series 2019-1A, Class B, 4.701%, 4/15/49(1)	960	983,547

Mercedes-Benz Auto Lease Trust

Series 2019-A, Class A2, 3.01%, 2/16/21	1,226	1,227,920

Mercedes-Benz Auto Receivables Trust

Series 2016-1, Class A3, 1.26%, 2/16/21	38	37,940

OneMain Financial Issuance Trust

Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	1,890	1,889,777

OSCAR US Funding X, LLC

Series 2019-1A, Class A2, 3.10%, 4/11/22(1)	1,352	1,358,601

Planet Fitness Master Issuer, LLC

Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	2,054	2,093,484

Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	1,040	1,026,484

Prestige Auto Receivables Trust

Series 2019-1A, Class A2, 2.44%, 7/15/22(1)	1,298	1,299,765

Prosper Marketplace Issuance Trust

Series 2018-1A, Class B, 3.90%, 6/17/24(1)	280	280,578

Series 2018-2A, Class A, 3.35%, 10/15/24(1)	720	721,908

Purchasing Power Funding, LLC

Series 2018-A, Class A, 3.34%, 8/15/22(1)	6,000	6,009,121

SERVPRO Master Issuer, LLC

Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	4,514	4,543,481

Skopos Auto Receivables Trust

Series 2019-1A, Class A, 2.90%, 12/15/22(1)	2,880	2,884,462

Small Business Lending Trust

Series 2019-A, Class A, 2.85%, 7/15/26(1)	1,153	1,152,939

SpringCastle Funding Asset-Backed Notes

Series 2019-AA, Class A, 3.20%, 5/27/36(1)	2,413	2,422,416

Security	Principal Amount (000’s omitted)	Value

Springleaf Funding Trust

Series 2016-AA, Class A, 2.90%, 11/15/29(1)	$463	$463,256

Stack Infrastructure Issuer, LLC

Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	5,211	5,458,643

Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	710	709,509

Start, Ltd.

Series 2019-1, Class B, 5.095%, 3/15/44(1)	1,623	1,661,837

TCF Auto Receivables Owner Trust

Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	249	249,179

Tesla Auto Lease Trust

Series 2018-B, Class A, 3.71%, 8/20/21(1)	976	988,372

Series 2018-B, Class C, 4.36%, 10/20/21(1)	1,050	1,078,211

Series 2019-A, Class A3, 2.16%, 10/20/22(1)	3,680	3,675,070

Thunderbolt Aircraft Lease, Ltd.

Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(7)	1,407	1,455,394

Towd Point Asset Trust

Series 2018-SL1, Class A, 2.308%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(2)	4,941	4,865,951

Upgrade Receivables Trust

Series 2019-1A, Class B, 4.09%, 3/15/25(1)	2,000	2,014,864

Series 2019-2A, Class A, 2.77%, 10/15/25(1)	3,224	3,229,539

Upland CLO, Ltd.

Series 2016-1A, Class CR, 4.866%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	1,000	953,031

Vantage Data Centers Issuer, LLC

Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	1,358	1,400,385

Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	2,003	2,017,059

Veros Automobile Receivables Trust

Series 2018-1, Class A, 3.63%, 5/15/23(1)	1,231	1,234,163

Voya CLO, Ltd.

Series 2018-2A, Class B1, 3.551%, (3 mo. USD LIBOR + 1.55%), 7/15/31(1)(2)	1,000	991,307

Wheels SPV, LLC

Series 2017-1A, Class A2, 1.88%, 4/20/26(1)	768	768,256

Total Asset-Backed Securities (identified cost $105,262,134)		$105,681,615

U.S. Treasury Obligations — 16.2%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bond, 3.00%, 2/15/49	$3,200	$3,606,940

U.S. Treasury Bond, 3.125%, 5/15/48	1,270	1,461,123

U.S. Treasury Bond, 3.375%, 11/15/48	2,070	2,495,374

U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/23(8)	2,771	2,814,439

22	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(8)	$19,571	$20,595,508

U.S. Treasury Note, 1.25%, 8/31/24	4,900	4,802,638

U.S. Treasury Note, 1.625%, 6/30/21	19,480	19,488,184

U.S. Treasury Note, 1.75%, 7/31/21	20,085	20,132,708

U.S. Treasury Note, 1.75%, 7/31/24	4,253	4,263,410

U.S. Treasury Note, 1.75%, 11/15/29	3,401	3,347,460

U.S. Treasury Note, 2.125%, 3/31/24	2,050	2,086,580

U.S. Treasury Note, 2.50%, 2/15/22	7,500	7,641,364

U.S. Treasury Note, 2.625%, 12/31/25	562	588,912

U.S. Treasury Note, 2.875%, 9/30/23	2,410	2,515,717

Total U.S. Treasury Obligations (identified cost $93,815,555)		$95,840,357

Taxable Municipal Securities — 1.4%
Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.2%

California Health Facilities Financing Authority, (No Place Like Home Program), 3.034%, 6/1/34	$1,430	$1,419,418

		$1,419,418

Water and Sewer — 1.2%

San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39(9)	$6,750	$6,741,090

		$6,741,090

Total Taxable Municipal Securities (identified cost $8,180,000)		$8,160,508

Senior Floating-Rate Loans — 2.5%(10)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Building and Development — 0.2%

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 5.049%, (1 mo. USD LIBOR + 3.25%), 8/21/25	$1,234	$1,240,739

		$1,240,739

Cable and Satellite Television — 0.2%

Ziggo Secured Finance Partnership, Term Loan, 4.24%, (1 mo. USD LIBOR + 2.50%), 4/15/25	$1,000	$1,002,292

		$1,002,292

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Cosmetics / Toiletries — 0.0%(11)

Prestige Brands, Inc., Term Loan, 3.799%, (1 mo. USD LIBOR + 2.00%), 1/26/24	$174	$175,425

		$175,425

Drugs — 0.3%

Jaguar Holding Company II, Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 8/18/22	$1,846	$1,858,221

		$1,858,221

Electronics / Electrical — 0.9%

Epicor Software Corporation, Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), 6/1/22	$1,082	$1,090,960

Go Daddy Operating Company, LLC, Term Loan, 3.549%, (1 mo. USD LIBOR + 1.75%), 2/15/24	179	180,154

Hyland Software, Inc., Term Loan, 5.299%, (1 mo. USD LIBOR + 3.50%), 7/1/24	1,022	1,032,103

Infor (US), Inc., Term Loan, 4.695%, (3 mo. USD LIBOR + 2.75%), 2/1/22	1,854	1,864,803

MA FinanceCo., LLC, Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 6/21/24	78	78,191

Seattle Spinco, Inc., Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 6/21/24	526	528,039

SolarWinds Holdings, Inc., Term Loan, 4.549%, (1 mo. USD LIBOR + 2.75%), 2/5/24	287	289,642

		$5,063,892

Equipment Leasing — 0.2%

Avolon TLB Borrower 1 (US), LLC, Term Loan, 3.515%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$1,138	$1,146,975

		$1,146,975

Food / Drug Retailers — 0.1%

Albertsons, LLC, Term Loan, 4.549%, (1 mo. USD LIBOR + 2.75%), 11/17/25	$252	$254,619

		$254,619

Health Care — 0.2%

Change Healthcare Holdings, LLC, Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 3/1/24	$837	$841,409

		$841,409

Industrial Equipment — 0.0%(11)

Rexnord, LLC, Term Loan, 3.535%, (1 mo. USD LIBOR + 1.75%), 8/21/24	$148	$149,365

		$149,365

23	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2019

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Insurance — 0.1%

Asurion, LLC, Term Loan, 11/3/23(12)	$800	$805,917

		$805,917

Leisure Goods / Activities / Movies — 0.0%(11)

Bombardier Recreational Products, Inc., Term Loan, 3.799%, (1 mo. USD LIBOR + 2.00%), 5/23/25	$247	$248,599

		$248,599

Lodging and Casinos — 0.0%(11)

ESH Hospitality, Inc., Term Loan, 3.799%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$144	$145,023

		$145,023

Telecommunications — 0.3%

CenturyLink, Inc., Term Loan, 1/31/25(12)	$490	$492,586

Level 3 Financing, Inc., Term Loan, 3.549%, (1 mo. USD LIBOR + 1.75%), 3/1/27	250	251,131

Sprint Communications, Inc., Term Loan, 4.313%, (1 mo. USD LIBOR + 2.50%), 2/2/24	837	831,590

		$1,575,307

Total Senior Floating-Rate Loans (identified cost $14,411,187)		$14,507,783

Short-Term Investments — 5.0%

Commercial Paper — 1.2%
Security	Principal Amount (000’s omitted)	Value

Jabil, Inc., 2.27%, 2/6/20(1)(13)	$5,830	$5,814,673

Sherwin Williams Co. (The), 2.132%, 1/6/20(1)(13)	1,280	1,279,667

Total Commercial Paper (identified cost $7,096,626)		$7,094,340

Other — 3.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.78%(14)	22,272,569	$22,272,569

Total Other (identified cost $22,271,976)		$22,272,569

Total Short-Term Investments (identified cost $29,368,602)		$29,366,909

Total Investments — 100.9% (identified cost $585,181,645)		$595,552,304

Other Assets, Less Liabilities — (0.9)%		$(5,162,516)

Net Assets — 100.0%		$590,389,788

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2019, the aggregate value of these securities is $196,594,118 or 33.3% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2019.

(3)	Security converts to variable rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at December 31, 2019.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2019.

(7)	Step coupon security. Interest rate represents the rate in effect at December 31, 2019.

(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(9)	When-issued security.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(11)	Amount is less than 0.05%.

24	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2019

Portfolio of Investments — continued

(12)	This Senior Loan will settle after December 31, 2019, at which time the interest rate will be determined.

(13)

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At December 31, 2019, the aggregate value of these securities is $7,094,340, representing 1.2% of the Portfolio’s net assets.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2019.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 2-Year Treasury Note	235	Long	3/31/20	$50,642,500	$(40,750)

U.S. 5-Year Treasury Note	66	Long	3/31/20	7,828,219	(35,163)

U.S. Long Treasury Bond	50	Short	3/20/20	(7,795,312)	43,674

U.S. Ultra 10-Year Treasury Note	52	Short	3/20/20	(7,316,563)	84,170

U.S. Ultra-Long Treasury Bond	233	Long	3/20/20	42,325,906	(1,587,763)

					$(1,535,832)

Abbreviations:

LIBOR	–	London Interbank Offered Rate

PPTT	–	Preferred Pass-Through Trust

Currency Abbreviations:

USD	–	United States Dollar

25	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2019

Statement of Assets and Liabilities

Assets	December 31, 2019

Unaffiliated investments, at value (identified cost, $562,909,669)	$573,279,735

Affiliated investment, at value (identified cost, $22,271,976)	22,272,569

Cash	205,047

Deposits for derivatives collateral — financial futures contracts	1,031,920

Interest receivable	2,991,582

Dividends receivable from affiliated investment	33,481

Receivable for investments sold	88,083

Receivable from affiliate	11,522

Total assets	$599,913,939

Liabilities

Payable for investments purchased	$2,122,532

Payable for when-issued securities	6,750,000

Payable for variation margin on open financial futures contracts	233,832

Payable to affiliates:

Investment adviser fee	225,449

Trustees’ fees	6,758

Accrued expenses	185,580

Total liabilities	$9,524,151

Net Assets applicable to investors’ interest in Portfolio	$590,389,788

26	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2019

Statement of Operations

Investment Income	Year Ended December 31, 2019

Interest	$17,888,252

Dividends from affiliated investment	210,249

Total investment income	$18,098,501

Expenses

Investment adviser fee	$2,428,571

Trustees’ fees and expenses	29,363

Custodian fee	147,277

Legal and accounting services	88,903

Miscellaneous	16,542

Total expenses	$2,710,656

Deduct —

Allocation of expenses to affiliate	$66,097

Total expense reductions	$66,097

Net expenses	$2,644,559

Net investment income	$15,453,942

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$6,271,033

Investment transactions — affiliated investment	(2,283)

Financial futures contracts	7,630,894

Net realized gain	$13,899,644

Change in unrealized appreciation (depreciation) —

Investments	$20,595,871

Investments — affiliated investment	508

Financial futures contracts	(3,564,323)

Net change in unrealized appreciation (depreciation)	$17,032,056

Net realized and unrealized gain	$30,931,700

Net increase in net assets from operations	$46,385,642

27	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2019

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$15,453,942	$14,523,505

Net realized gain (loss)	13,899,644	(7,137,519)

Net change in unrealized appreciation (depreciation)	17,032,056	(8,981,258)

Net increase (decrease) in net assets from operations	$46,385,642	$(1,595,272)

Capital transactions —

Contributions	$156,390,865	$86,298,166

Withdrawals	(118,402,543)	(58,051,164)

Net increase in net assets from capital transactions	$37,988,322	$28,247,002

Net increase in net assets	$84,373,964	$26,651,730

Net Assets

At beginning of year	$506,015,824	$479,364,094

At end of year	$590,389,788	$506,015,824

28	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2019

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2019	2018	2017	2016		2015

Ratios (as a percentage of average daily net assets):

Expenses(1)(2)	0.49%	0.49%	0.49%	0.50%		0.50%

Net investment income	2.86%	2.98%	2.46%	2.01%		2.00%

Portfolio Turnover	89%	65%	123%	132	%(3)	159	%(3)

Total Return(2)	9.28%	(0.50)%	4.48%	2.73%		0.04%

Net assets, end of year (000’s omitted)	$590,390	$506,016	$479,364	$484,256		$342,684

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.02%, 0.01%, 0.01% and 0.02% of average daily net assets for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(3)	Includes the effect of To Be Announced (TBA) transactions.

29	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2019, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 65.2% and 34.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of December 31, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

30

Core Bond Portfolio

December 31, 2019

Notes to Financial Statements — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended December 31, 2019, the Portfolio’s investment adviser fee amounted to $2,428,571 or 0.45% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $66,097 of the Portfolio’s operating expenses for the year ended December 31, 2019. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

During the year ended December 31, 2019, BMR reimbursed the Portfolio $3,160 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the year ended December 31, 2019 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$242,686,800	$234,936,201

U.S. Government and Agency Securities	270,397,163	229,906,169

	$513,083,963	$464,842,370

31

Core Bond Portfolio

December 31, 2019

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at December 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$585,844,864

Gross unrealized appreciation	$10,993,003

Gross unrealized depreciation	(1,285,563)

Net unrealized appreciation	$9,707,440

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2019 is included in the Portfolio of Investments. At December 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at December 31, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)

Financial futures contracts	$127,844	$(1,663,676)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Financial futures contracts	$7,630,894	$(3,564,323)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the year ended December 31, 2019, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$84,214,000	$12,198,000

32

Core Bond Portfolio

December 31, 2019

Notes to Financial Statements — continued

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2019.

7  Investments in Affiliated Funds

At December 31, 2019, the value of the Portfolio’s investment in affiliated funds was $22,272,569, which represents 3.8% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended December 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC, 1.78%	$6,203,972	$299,923,118	$(283,852,746)	$(2,283)	$508	$22,272,569	$210,249	22,272,569

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

33

Core Bond Portfolio

December 31, 2019

Notes to Financial Statements — continued

At December 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$192,711,508	$—	$192,711,508

Agency Mortgage-Backed Securities	—	53,084,808	—	53,084,808

Collateralized Mortgage Obligations	—	41,147,121	—	41,147,121

Commercial Mortgage-Backed Securities	—	55,051,695	—	55,051,695

Asset-Backed Securities	—	105,681,615	—	105,681,615

U.S. Treasury Obligations	—	95,840,357	—	95,840,357

Taxable Municipal Securities	—	8,160,508	—	8,160,508

Senior Floating-Rate Loans	—	14,507,783	—	14,507,783

Short-Term Investments —

Commercial Paper	—	7,094,340	—	7,094,340

Other	—	22,272,569	—	22,272,569

Total Investments	$—	$595,552,304	$—	$595,552,304

Futures Contracts	$127,844	$—	$—	$127,844

Total	$127,844	$595,552,304	$—	$595,680,148

Liability Description

Futures Contracts	$(1,663,676)	$—	$—	$(1,663,676)

Total	$(1,663,676)	$—	$—	$(1,663,676)

34

Core Bond Portfolio

December 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Core Bond Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Core Bond Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of December 31, 2019, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 24, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

35

Eaton Vance

Core Bond Fund

December 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Core Bond Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 159 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 159 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

36

Eaton Vance

Core Bond Fund

December 31, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015). Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

37

Eaton Vance

Core Bond Fund

December 31, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

38

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Core Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Core Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2978    12.31.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2018 and December 31, 2019 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/18	12/31/19
Audit Fees	$56,310	$57,462
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$19,629	$19,923
All Other Fees(3)	$0	$0

Total	$75,939	$77,385

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2018 and December 31, 2019; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/18	12/31/19
Registrant	$19,629	$19,923
Eaton Vance(1)	$126,485	$59,903

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2020